Financial Instruments (Schedule of Financial Instruments Measured at Fair Value) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Assets measured at fair value		$ 2,525,857	$ 5,137,793
Liabilities
Financial guarantee	[1]	44,342	118,763
Other financial derivatives		73	29,594
Liabilities measured at fair value		1,474,510	4,243,589	$ 3,219,222
Level 2 [Member]
Assets
Derivatives not used for accounting hedge	[2]	1,471	3,173
Assets measured at fair value		1,471	3,173
Liabilities
Financial guarantee
Derivatives used for accounting hedge		439	25,264
Derivatives not used for accounting hedge		73	2,125
Other financial derivatives			29,594
Liabilities measured at fair value		512	$ 56,983
Level 2 [Member] | Advanced Integrated Energy Ltd. [Member]
Assets
Derivatives not used for accounting hedge		$ 3,000

[1]	Financial Guarantees contractual period in Qoros is dependent on Qoros's timeliness to meet the obligation of current loans payable.
[2]	Includes $3 million AIE's embedded derivative not used for hedging. This embedded derivative corresponds to the fair value of AIE's gas agreement which lets AIE to resell its not-used gas on the corresponding market to a third party.